Investments in Associates and Joint Ventures - Summary of Investments in Associates and Joint Ventures at an Aggregate Level (Detail) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Investments in subsidiaries, joint ventures and associates [abstract]
Amount of investments in associates	$ 911	$ 1,478	$ 1,248
Amount of investments in joint ventures	5,146	4,022	3,135
Provision for impairment of investments in associates and joint ventures	(12)	(12)	(12)
Total investments	6,045	5,488	4,371	$ 3,175
Disclosed in investments in associates and joint ventures	$ 6,045	$ 5,488	4,372
Disclosed in Other liabilities			$ 1